Operating revenue (Tables)	12 Months Ended
Dec. 31, 2024
Operating Revenue
Schedule of reconciliation from gross operating income to net operating income

	2024	2023	2022

Revenue from sanitation services (i)	23,894,855	21,513,442	18,629,959
Construction revenue	6,225,871	5,600,332	4,863,752
Water/Sewage deduction account (FAUSP) (a)	(395,179)	-	-
Financial asset (indemnity) (ii)	9,151,310	-	-
Sales tax	(2,632,653)	(1,457,125)	(1,363,628)
Regulatory, Control and Oversight Fee (TRCF) (iii)	(98,727)	(84,593)	(74,363)
Net operating revenue	36,145,477	25,572,056	22,055,720

(i)	Includes the amount of R$ 117,878 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP (R$ 105,682 in 2023).
(ii)	See Note 16.
(iii)	Amount referring to the performance of the regulatory, control and oversight activity paid to ARSESP, under State Complementary Law 1.025/07.